Stockholders' Equity - Redeemable Convertible Preferred Units Conversion (Details) $ / shares in Units, $ in Millions	May 16, 2018 USD ($) $ / shares shares
Temporary Equity [Line Items]
Fair value of redeemable convertible preferred units	$ 412.5
Amount reclassified to stockholders' equity	$ 582.0
IPO
Temporary Equity [Line Items]
Stock price (in dollars per share) | $ / shares	$ 15
Redeemable Convertible Preferred Units Converted Into LLC Units
Temporary Equity [Line Items]
Shares converted (in shares) | shares	48,447,880